Related Party Transactions	12 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
Related Party Transactions

Note 20. Related Party Transactions

(a)	Subsidiaries

Interests in subsidiaries are set out in note 10.

(b)	Transactions with other related parties

The following transactions occurred with related parties:

	2021 A$	2020 A$	2019 A$

Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	110,607	142,347	147,636

(i)	Purchases from entities controlled by key management personnel

The group acquired the following goods and services from entities that are controlled by members of the group’s key management personnel:

●	rental of an office suite (Wattle Laboratories Pty Ltd); and

Effective January 2016, we executed a Lease Agreement with Wattle Laboratories Pty Ltd, (“Wattle”), an entity part-owned and operated by our non-executive directors, Mr. Peter Anastasiou (a director resigned on 24 September 2021) and Mr. Stephen Anastasiou, whereby we lease part of their Blackburn office facilities for our operations at a rental rate of A$38,940 per year, payable in monthly installments. The rental agreement is subject to annual rental increases, and effective January 2017, the annual rent was increased to A$39,525. The lease is for a three-year term with an additional three-year option period. The lease may be terminated by either party upon six months’ written notice. During the fiscal years ended June 30, 2019, 2020 and 2021, we paid Wattle A$53,958, A$41,369 and A$40,607 (excluding Goods and Services Tax), respectively. The lease was renewed, commencing January 1, 2019 for three years.

●	warehousing, distribution and invoicing services (Grandlodge Capital Pty Ltd).

Grandlodge Capital Pty Ltd is an entity part-owned and operated by our non-executive director Mr. Stephen Anastasiou. Mr. Peter Anastasiou (a director resigned on 24 September 2021) and Mr. David Plush are also owners of Grandlodge, and its associated entities.

Commenced on June 1, 2013, Grandlodge provides warehousing, distribution and invoicing services for our products for A$70,000 per year. The terms of the agreement were to have fees payable in new fully paid ordinary shares in Immuron Limited as a set price of A$0.16 per share. The fair value of the equity instrument has been assessed and accounted for in accordance with IFRS 2 Share Based Payments in the 2020 financial statements. During the 2020 financial year, the fees of A$100,978 equivalent were repaid by issuance of 437,500 ordinary shares based on their fair value. During the 2019 financial year, the fees of A$93,678 equivalent were repaid by issuance of 437,500 ordinary shares based on based on their fair value.

Grandlodge is reimbursed in cash for all reasonable costs and expenses incurred in accordance with their scope of works under the oral agreement, unless both Grandlodge and we agree to an alternative method of payment. The oral agreement may be terminated by either party upon providing the other party with 30 days written notice of the termination of the agreement.

A new agreement commenced on July 1, 2020. Grandlodge was contracted on commercial terms to provide warehousing, distribution and invoicing services for Immuron's products for $70,000 per annum. The terms of the agreement were to have fees payable in cash.

Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:

	2020 A$	2020 A$	2019 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	40,607	41,369	53,958
Services rendered by Grandlodge Capital Pty Ltd	70,000	100,978	93,678
	110,607	142,347	147,636

(c)	Outstanding balances arising from sales/purchases of goods and services

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2021 A$	2020 A$	2019 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	70,000	-	-